Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and deposits in banks	$ 129,967,486	$ 137,066,430	$ 156,581,272
Other financial assets	18,886,290	8,391,566
Loans and other financing	257,421,195	300,731,589
TOTAL ASSETS	774,529,063	606,152,201
LIABILITIES
Deposits	488,741,363	357,866,442
Other financial liabilities	49,215,887	30,181,836
Other non-financial liabilities	30,356,941	13,776,518
TOTAL LIABILITIES	622,983,252	461,759,370
Interest income	157,080,212	206,343,721	163,660,400
Interest expense	(60,833,919)	(87,343,660)	(63,205,058)
Commissions income	24,742,767	26,467,679	29,951,869
Commissions expenses	(2,047,292)	(2,191,792)	(1,947,749)
Net loss from measurement of financial instruments at fair value	13,978,694	10,799,758	2,641,829
Other operating income		3,902,110
Credit loss expense on financial assets	7,861,600	5,917,873	6,073,426
Administrative expenses	(14,539,871)	(17,427,021)	(17,326,119)
Other Operating Expenses	(20,476,936)	(30,088,399)	(25,885,979)
Net Income / (Loss) for the fiscal year	26,154,694	28,205,313	(1,499,719)
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS	7,561,808	4,681,429
LIABILITIES
TOTAL LIABILITIES	4,957,062	1,983,781
Macro securities SA [member]
ASSETS
TOTAL ASSETS	19,266,913	5,478,637
LIABILITIES
TOTAL LIABILITIES	17,597,611	3,722,427
Subsidiaries [member]
LIABILITIES
Deposits	56,976	1,623
TOTAL LIABILITIES	56,976	1,623
Other operating income	1
Net Income / (Loss) for the fiscal year	1
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks	674	653
TOTAL ASSETS	674	653
LIABILITIES
Deposits	7	15
TOTAL LIABILITIES	7	15
Other operating income	4	5
Net Income / (Loss) for the fiscal year	4	5
Subsidiaries [member] | Macro securities SA [member]
ASSETS
Repo Transaction	767,386
Other financial assets		160,385
TOTAL ASSETS	1,480,197	164,992
LIABILITIES
Deposits	671,420	1,226,167
Other financial liabilities	15,615
TOTAL LIABILITIES	687,035	1,226,167
Interest income	47,019	13,000
Interest expense	(627)		(8,004)
Commissions income	10,737	760	997
Credit loss expense on financial assets	(6,886)
Net Income / (Loss) for the fiscal year	50,243	13,760	(7,007)
Subsidiaries [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Deposits	130,614	114,383
TOTAL LIABILITIES	130,614	114,383
Commissions income	307	259
Net Income / (Loss) for the fiscal year	307	259
Subsidiaries [member] | Leases [member] | Macro securities SA [member]
ASSETS
Loans and other financing	1,034	4,607
Subsidiaries [member] | Other loans [member] | Macro securities SA [member]
ASSETS
Loans and other financing	711,777
Associates [member]
LIABILITIES
Deposits	43,339	31,201
TOTAL LIABILITIES	43,339	31,201
Interest expense	(8,864)	(4,865)	(473,888)
Commissions income	89	262	287
Other Operating Expenses			(3,187,035)
Net Income / (Loss) for the fiscal year	(8,775)	(4,603)	(3,660,636)
Associates [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Commissions income			246
Net Income / (Loss) for the fiscal year			246
Key management personnel of entity or parent [member]
ASSETS
TOTAL ASSETS	173,896	1,038,953
LIABILITIES
Deposits	620,654	17,785,179
Other financial liabilities	162	124
TOTAL LIABILITIES	620,816	17,785,303
Interest income	60,519	102,201	6,186
Interest expense	(893,465)	(1,194,235)	(855,016)
Commissions income	155	74	50
Commissions expenses	(135)
Net loss from measurement of financial instruments at fair value		(54,322)
Net Income / (Loss) for the fiscal year	(832,926)	(1,146,282)	(848,780)
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing	32,754	905,896
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing	45,318	52,752
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing	11,651
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing	84,173	80,305
Other related parties [member]
ASSETS
Other financial assets	148	71
TOTAL ASSETS	1,636,510	3,471,801
LIABILITIES
Deposits	3,777,234	1,797,457
Other financial liabilities	11,813,748	793,437
Other non-financial liabilities	11,423
TOTAL LIABILITIES	15,602,405	2,590,894
Interest income	635,329	307,541	164,245
Interest expense	(737,515)	(339,661)	(52,576)
Commissions income	61,586	7,458	14,306
Commissions expenses	(235)
Net loss from measurement of financial instruments at fair value	17,861	(283,860)
Other operating income	23	43	(65,810)
Administrative expenses	(167,219)	(53,669)	(24,584)
Other Operating Expenses	(76,761)	(139,868)
Net Income / (Loss) for the fiscal year	(266,931)	(502,016)	35,581
Other related parties [member] | Document [member]
ASSETS
Loans and other financing	1,528	749,363
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	406,418	1,447,407
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing	11,003	32,082
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing	5,223	9,326
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing	380,489	455,560
Other related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	831,701	777,992
Related parties [member]
ASSETS
Cash and deposits in banks	674	653
Repo Transaction	767,386
Other financial assets	148	160,456
TOTAL ASSETS	3,291,277	4,676,399
LIABILITIES
Deposits	5,300,244	20,956,025
Other financial liabilities	11,829,525	793,561
Other non-financial liabilities	11,423
TOTAL LIABILITIES	17,141,192	21,749,586
Interest income	742,867	422,742	170,432
Interest expense	(1,640,471)	(1,538,761)	(1,389,484)
Commissions income	72,874	8,813	15,886
Commissions expenses	(370)
Net loss from measurement of financial instruments at fair value	17,861	(338,182)
Other operating income	28	48
Credit loss expense on financial assets	(6,886)
Administrative expenses	(167,219)	(53,669)	(24,584)
Other Operating Expenses	(76,761)	(139,868)	(3,252,845)
Net Income / (Loss) for the fiscal year	(1,058,077)	(1,638,877)	$ (4,480,595)
Related parties [member] | Document [member]
ASSETS
Loans and other financing	1,528	749,363
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	439,172	2,353,303
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing	56,321	84,834
Related parties [member] | Leases [member]
ASSETS
Loans and other financing	6,257	13,933
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing	11,651
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	84,173	80,305
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing	1,092,266	455,560
Related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	$ 831,701	$ 777,992